                                    FORM 13F

                               Amendment No. 1

     INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO
                                SECTION 13(f) OF
            THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

                       Securities and Exchange Commission
                             Washington, D.C. 20549

          Report for the Calendar Year or Quarter Ended September 30, 2001

                (Please read instructions before preparing form)
                         If amended report check here:


Name of Institutional Investment Manager:
Capital Strategies Advisors, Inc.

Business Address:
Two Metroplex Dr., Ste. 111        Birmingham        AL          35209
Street                             City              State       Zip

Name, Phone Number and Title of Person Duly Authorized to Submit this Report:
J. Rainer Twiford, President

ATTENTION: Intentional misstatements or omissions of facts constitute Federal
           Criminal Violations. See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a).

         The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items statements and schedules remain true, correct and complete as previously submitted.

         Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Birmingham and State of Alabama on the 14th day of November, 2001.

                                    Capital Strategies Advisors, Inc.
                                    (Name of Institutional Investment Manager)

                                    /s/ J. Rainer Twiford
                                    (Manual Signature of Person Duly Authorized
                                              to Submit this Report)

Name and 13F file number of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report).
(List in alphabetical order.)

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                                                        13F File No.:
1.  Highland Capital Holding Corporation
2.
3.
4.

Capital Strategies Advisors, Inc. is 100 percent owned by Highland Capital Holding Corporation.

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                           FORM 13F INFORMATION TABLE

                                                            Title of                     Current
Description                             Symbol                Class       CUSIP           Value             Shares
------------------------------          ------------       ----------   ---------    ---------------    -------------
Abbott Laboratories                     ABT                Common       002824100         331,840.00           6,400
Akai Hldgs Ltd Ord Isin #bmg01          AKHLF              Common       G0116L107          49,677.60      16,559,200
America Online Inc.                     AOL                Common       00184A105         231,700.00           7,000
American Home Products Corp             AHP                Common       026609107         327,132.00           5,616
American International Group I          AIG                Common       026874107       1,252,992.00          16,064
American Medical Security Grou          AMS                Common       029595105         437,084.46          65,334
AmSouth Bancorporation                  ASO                Common       032165102       3,010,263.23         166,589
AT&T                                    T                  Common       001957109       2,711,013.10         140,467
Avery Dennison Corp Delaware            AVY                Common       053611109         283,860.00           6,000
Bell South Corp                         BLS                Common       079860102         354,795.45           8,539
Berkshire Hathaway Inc Del Cl           BRKA               Common       084670108         210,000.00               3
Bp Amoco Plc Spon Adr Repsntg           BP                 ADR          055622104         832,841.46          16,938
Bristol Myers Squibb Co                 BMY                Common       110122108       2,977,127.04          53,584
Carramerica Realty Corp 8.57%           CREPRB             Preferred    144418209         629,200.00          26,000
Cisco Systems Inc.                      CSCO               Common       17275R102         382,452.00          31,400
Citigroup, Inc. Common                  C                  Common       172967101      10,149,300.00         250,600
Clear Channel Communications I          CCU                Common       184502102       1,369,268.25          34,447
Cobalt                                  CBZ                Common       19074W100         223,553.40          43,834
Coca Cola Corporation                   KO                 Common       191216100         369,178.00           7,880
Colgate-Palmolive Confs Is A S          CL                 Common       194162103         326,200.00           5,600
Compucredit Corp.                       CCRT               Common       20478N100       1,430,298.00         196,200
Conoco Inc Cl B                         COCB               Common       208251405         273,874.72          10,808
Chevron/Texaco Corp.                    CVX                Common       166764100         745,461.00           8,796
Delta Airlines                          DAL                Common       247361108       4,682,421.88         177,836
Dole Foods                              DOL                Common       256605106       3,361,940.00         157,100
Eastman Kodak Co Nfs Is A Spec          EK                 Common       277461109         277,448.37           8,529
El Paso Energy Corp                     EPG                Common       28336L109         689,730.00          16,600
EMC Corp Mass Com                       EMC                Common       268648102       1,537,840.00         130,880
Emerson Electric Co                     EMR                Common       291011104         207,064.00           4,400
Exxon Mobil Corporation                 XOM                Common       30231G102         677,837.60          17,204
Fortune Brands Inc                      FO                 Common       349631101         335,000.00          10,000
Freeport-Mcmoran Copper & Gold          FCXPRD             Common       35671D865         657,980.00          78,800
General Electric                        GE                 Common       369604103       2,139,000.00          57,500
General Motors -- Common                GM                 Common       370442105       1,155,811.80          26,942
General Motors Class H Common           GMH                Common       370442832         412,416.87          30,939
Hanover Direct                          HNV                Common       410783104         140,920.00         542,000
Hibernia Corp Cl A                      HIB                Common       428656102         343,350.00          21,000
Home Depot Inc.                         HD                 Common       437076102         201,442.50           5,250
Industrias Penoles Sa De Cv Pr          IPOAF              Common       P55409141         532,152.50         575,300



                                       Investment         Other            Voting Authority
Description                            Discretion        Managers         Sole   Shared   None
------------------------------         -----------       --------         --------------------
Abbott Laboratories                    Defined              1                    Sole
Akai Hldgs Ltd Ord Isin #bmg01         Defined              1                    Sole
America Online Inc.                    Defined              1                    Sole
American Home Products Corp            Defined              1                    Sole
American International Group I         Defined              1                    Sole
American Medical Security Grou         Defined              1                    Sole
AmSouth Bancorporation                 Defined              1                    Sole
AT&T                                   Defined              1                    Sole
Avery Dennison Corp Delaware           Defined              1                    Sole
Bell South Corp                        Defined              1                    Sole
Berkshire Hathaway Inc Del Cl          Defined              3                    Sole
Bp Amoco Plc Spon Adr Repsntg          Defined              1                    Sole
Bristol Myers Squibb Co                Defined              1                    Sole
Carramerica Realty Corp 8.57%          Defined              1                    Sole
Cisco Systems Inc.                     Defined              1                    Sole
Citigroup, Inc. Common                 Defined              1                    Sole
Clear Channel Communications I         Defined              1                    Sole
Cobalt                                 Defined              1                    Sole
Coca Cola Corporation                  Defined              1                    Sole
Colgate-Palmolive Confs Is A S         Defined              1                    Sole
Compucredit Corp.                      Defined              1                    Sole
Conoco Inc Cl B                        Defined              1                    Sole
Chevron/Texaco Corp.                   Defined              1                    Sole
Delta Airlines                         Defined              1                    Sole
Dole Foods                             Defined              1                    Sole
Eastman Kodak Co Nfs Is A Spec         Defined              1                    Sole
El Paso Energy Corp                    Defined              1                    Sole
EMC Corp Mass Com                      Defined              1                    Sole
Emerson Electric Co                    Defined              1                    Sole
Exxon Mobil Corporation                Defined              1                    Sole
Fortune Brands Inc                     Defined              1                    Sole
Freeport-Mcmoran Copper & Gold         Defined              1                    Sole
General Electric                       Defined              1                    Sole
General Motors -- Common               Defined              1                    Sole
General Motors Class H Common          Defined              1                    Sole
Hanover Direct                         Defined              1                    Sole
Hibernia Corp Cl A                     Defined              1                    Sole
Home Depot Inc.                        Defined              1                    Sole
Industrias Penoles Sa De Cv Pr         Defined              1                    Sole

                           FORM 13F INFORMATION TABLE

                                                            Title of                     Current
Description                             Symbol                Class       CUSIP           Value             Shares
------------------------------          ------------       ----------   ---------    ---------------    -------------
International Business Machine          IBM                Common       459200101         1,732,774.24        18,892
Intrawest Corporation                   IDR                Common       460915200         6,069,360.00       456,000
Johnson & Johnson                       JNJ                Common       478160104           554,000.00        10,000
Kerry Group Plc                         KRYAF              Common       G52416107         3,306,866.40       262,200
Leap Wireless                           LWIN               Common       521863100        26,858,712.20     1,710,746
Maxtor                                  MXO                Common       577729205           371,637.00       104,100
Merck & Co. -- Common                   MRK                Common       589331107         2,793,870.00        41,950
Micron Technology                       MU                 Common       595112103         1,739,892.00        92,400
Microsoft Corp                          MSFT               Common       594918104           210,411.04         4,112
Morgan J P & Co Inc                     JPM                Common       616880100           290,616.50         8,510
Morgan Stanley Dean Witter & C          MWD                Common       617446448           305,910.00         6,600
Murphy Oil Corp                         MUR                Common       626717102           208,252.08         2,878
Nippon Telegraph & Telephone S          NTT                ADR          654624105         2,095,075.00        90,500
Orkla A/S Nok25 Ser A                   ORKLF              Common       R67787102           512,519.28        32,240
Parkway Properties Inc                  PKY                Common       70159Q104           521,625.00        16,050
Petrochina                              PTR                ADR          71646e100         7,139,755.00       372,250
Pfizer Inc.                             PFE                Common       717081103           445,992.20        11,122
Regent Comm Inc Del                     RGCI               Common       758865109           240,800.00        40,000
Sabre Group Holdings Class A            TSG                Common       785905100         1,238,329.40        46,310
SAP AG DEM5                             SAPGF              Common       D66992104           346,345.32         3,270
Sealed Air Corp.                        SEE                Common       81211K100           390,187.57        10,693
Signet Group Plc Spons Adr              SIGY               ADR          82668L872           327,600.00        11,700
Sun Microsystems Inc.                   SUNW               Common       866810104         1,038,546.60       125,580
Swisscom American Depositary S          SCM                ADR          871013108           890,488.00        31,600
Tci Pacific Commun Inc SR Cum           TPACP              Common       872294202           953,437.50         6,750
Texaco, Inc.                            TX                 Common       881694103           245,960.00         3,784
The Mony Group Inc.                     MNY                Common       615337102         7,788,168.00       235,150
Trustmark Corp                          TRMK               Common       898402102         2,120,415.48        94,746
U S A Networks Inc                      USAI               Common       902984103           323,640.00        18,000
Union Planters Corp                     UPC                Common       908068109           223,337.40         5,206
United Technologies Corp                UTX                Common       913017109           368,838.00         7,932
Viacom Inc Cl B Non-Voting Com          VIAB               Common       925524308         2,615,962.50        75,825
Wal-Mart Stores Inc                     WMT                Common       931142103           292,050.00         5,900
Walgreens                               WAG                Common       931422109           369,571.62        10,734
Waste Management Inc.                   WMI                Common       94106L109         1,879,822.00        71,900
                                                                                       ---------------
                                                                                       $123,072,234.50



                                      Investment         Other            Voting Authority
Description                           Discretion        Managers         Sole   Shared   None
------------------------------        -----------       --------         --------------------
International Business Machine        Defined              1                      Sole
Intrawest Corporation                 Defined              1                      Sole
Johnson & Johnson                     Defined              1                      Sole
Kerry Group Plc                       Defined              1                      Sole
Leap Wireless                         Defined              1                      Sole
Maxtor                                Defined              1                      Sole
Merck & Co. -- Common                 Defined              1                      Sole
Micron Technology                     Defined              1                      Sole
Microsoft Corp                        Defined              1                      Sole
Morgan J P & Co Inc                   Defined              1                      Sole
Morgan Stanley Dean Witter & C        Defined              1                      Sole
Murphy Oil Corp                       Defined              1                      Sole
Nippon Telegraph & Telephone S        Defined              1                      Sole
Orkla A/S Nok25 Ser A                 Defined              1                      Sole
Parkway Properties Inc                Defined              1                      Sole
Petrochina                            Defined              1                      Sole
Pfizer Inc.                           Defined              1                      Sole
Regent Comm Inc Del                   Defined              1                      Sole
Sabre Group Holdings Class A          Defined              1                      Sole
SAP AG DEM5                           Defined              1                      Sole
Sealed Air Corp.                      Defined              1                      Sole
Signet Group Plc Spons Adr            Defined              1                      Sole
Sun Microsystems Inc.                 Defined              1                      Sole
Swisscom American Depositary S        Defined              1                      Sole
Tci Pacific Commun Inc SR Cum         Defined              1                      Sole
Texaco, Inc.                          Defined              1                      Sole
The Mony Group Inc.                   Defined              1                      Sole
Trustmark Corp                        Defined              1                      Sole
U S A Networks Inc                    Defined              1                      Sole
Union Planters Corp                   Defined              1                      Sole
United Technologies Corp              Defined              1                      Sole
Viacom Inc Cl B Non-Voting Com        Defined              1                      Sole
Wal-Mart Stores Inc                   Defined              1                      Sole
Walgreens                             Defined              1                      Sole
Waste Management Inc.                 Defined              1                      Sole
